Retirement Benefits – Defined Benefit Obligations	12 Months Ended
Dec. 31, 2023
Retirement Benefits – Defined Benefit Obligations [Abstract]
Retirement benefits – Defined benefit obligations
20.	Retirement benefits – Defined benefit obligations

The Group recognizes the liability and corresponding impacts to profit and loss as well as comprehensive income regarding to the seniority premiums to be paid to its employees. This benefit is determined considering the years of service and the compensation from the employees.

The components of the defined benefit liability for the years of 2023, 2022 and 2021, are as follows:

a)	Movement in defined liability and post-employment

The following table shows a reconciliation from the opening balances to the closing balances for the defined benefit liability and its components:

	Defined benefits				Post-employment benefits
	Seniority premium and termination indemnity at retirement (BWM-JAFRA)				Pension plan (JAFRA)
	2023		2022	2021	2023	2022	2021

Balance at January 1	Ps.	30,148	2,093	1,678	123,759	-	-

Additions for subsidiaries’ acquisition		-	23,637	-	-	125,606	-

Included in profit or loss:
Past service cost		(1,010)	-	-	(29,615)	-	-
Current service cost		4,246	2,924	614	5,605	4,553	-
Interest cost		3,426	2,095	101	10,487	7,367	-

Net (gain) cost of the period		6,662	5,019	715	(13,523)	11,920	-

Included in other comprehensive income:
Remeasurement of defined benefit obligation		11,730	(1,818)	(83)	10,630	(13,767)	-

Others:
Benefits paid		(3,123)	(1,223)	(217)	(38,175)	-	-
Others		(958)	2,440	-	-	-	-

Balance as of December 31	Ps.	44,459	30,148	2,093	82,691	123,759	-

The conditions of the pension plan (JAFRA) are described below:

As of September 30, 2023, JAFRA modified the conditions of its pension plan, which generated a past service benefit effect of Ps.(29,615) in JAFRA’s pension plan as described below:

Conditions before October 2023:

a)	Normal retirement: Retirement of the employee upon reaching age 65 with at least 20 years of service for the Company.

b)	Early retirement: Early retirement of the employee as long as he or she has turned 60 and has at least 10 years of service within the Company.

Conditions after October 2023:

Employee groups:

●	Group 1: JAFRA employees who, as of September 30, 2023, are 60 years of age or older and have 10 years of continuous service and employees who join JAFRA on a date after September 30, 2023.

●	Group 2 (transition): JAFRA employees who, as of September 30, 2023, are 60 years of age or older and have 10 years of continuous service.

a)	Normal retirement:

●	Group 1: Retirement upon reaching age 65 with at least 20 years of service for the Company.

●	Group 2: Retirement upon turning 65 with at least 10 years of service within the Company.

b)	Early retirement:

●	Group 1: The employee will not have the possibility of exercising early retirement, therefore, to be entitled to any benefit from this plan, he or she must turn 65 years old with at least 20 years of service for the Company.

●	Group 2: The employee who does not reach the normal retirement date may retire with early retirement as long as he or she has turned 60 years old with at least 10 years of service within the Company.

b)	Actuarial assumptions

The following were the principal actuarial assumptions at the reporting date (expressed as weighted averages):

	2023		2022		2021
	Betterware	JAFRA	Betterware	JAFRA	Betterware
Financial:
Future salary growth	7.0%	5.5%	6.5%	5.5%	5.0%
Discount rate	9.7%	9.3%	9.2%	9.5%	7.6%

Demographic:
Number of employees	938	1,356	901	1,276	1,272
Age average	35 years	38 years	34 years	38 years	32 years
Longevity average	3 years	7 years	3 years	7 years	2 years

c)	Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation considering a change of ±0.50% in the discount rate.

	Effects as of December 31:
	2023			2022		2021
	Betterware		JAFRA	Betterware	JAFRA	Betterware

Increase / decrease in the discount rate
+ 0.50%	Ps.	500	94	361	146	156
- 0.50%		(500)	(98)	(174)	(151)	(174)